Commitments - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2007	Dec. 31, 2022	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of commitments [line items]
Purchase commitment per year				$ 1,330,000,000
Royalty expense				373,000,000		$ 266,000,000
2022
Disclosure of commitments [line items]
Purchase commitment per year				1,270,000,000
Within two to five years
Disclosure of commitments [line items]
Purchase commitment per year				62,000,000
Antamina
Disclosure of commitments [line items]
Purchase commitment per year				$ 113,000,000
Ownership interest in joint operation				22.50%	22.50%
Royalty percentage				7.40%	7.40%
Royalty expense				$ 50,000,000		27,000,000
Steelmaking Coal Operations
Disclosure of commitments [line items]
Purchase commitment per year				67,000,000
QB2
Disclosure of commitments [line items]
Purchase commitment per year				1,100,000,000
TAK
Disclosure of commitments [line items]
Royalty percentage	35.00%	25.00%
Increase in net proceeds of production royalty	5.00%
Maximum royalty percentage	50.00%
Royalty expense					$ 255		$ 175
TAK | Forecast
Disclosure of commitments [line items]
Royalty percentage			40.00%
Quebrada Blanca
Disclosure of commitments [line items]
Purchase commitment per year				$ 277,000,000
Purchase period				18 years	18 years
TML
Disclosure of commitments [line items]
Purchase commitment per year								$ 75,000,000
Purchase period								20 years
Optional purchase period extension								10 years
Purchase commitment percentage increase per year								2.00%
Carmen de Andacollo
Disclosure of commitments [line items]
Purchase commitment per year						$ 52,000,000
Purchase period						14 years	14 years